Average Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Consumer Discretionary Portfolio	Apr. 30, 2025
VIP Consumer Discretionary Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	24.38%
Since Inception	25.69%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	25.15%
F1505
Average Annual Return:
Past 1 year	24.48%
Since Inception	25.13%

[1]	AFrom August 16, 2023.